UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 – November 30, 2016

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) NOVEMBER 30, 2016

Shares	Security Description	Value
Common Stock - 47.8%
Communications - 1.3%
27,500	Verizon Communications, Inc. (a)(b)	$1,372,250
Consumer Discretionary - 6.8%
19,100	Comcast Corp., Class A (a)(b)	1,327,641
33,300	Ford Motor Co. (a)	398,268
8,000	McDonald's Corp. (a)(b)	954,160
10,500	Target Corp. (a)(b)	811,020
17,100	The Home Depot, Inc. (a)(b)	2,212,740
15,000	The Walt Disney Co. (a)(b)	1,486,800
		7,190,629
Consumer Staples - 7.0%
5,200	Altria Group, Inc. (a)(b)	332,436
23,800	CVS Health Corp. (a)(b)	1,829,982
18,900	Diageo PLC, ADR (a)(b)	1,913,436
24,800	Mondelez International Inc., Class A (a)(b)	1,022,752
15,400	PepsiCo, Inc. (a)(b)	1,541,540
9,900	The Procter & Gamble Co. (a)(b)	816,354
		7,456,500
Energy - 5.0%
9,800	Chevron Corp. (a)(b)	1,093,288
10,500	Exxon Mobil Corp. (a)(b)	916,650
36,500	Kinder Morgan, Inc. (a)(b)	810,300
12,900	Marathon Petroleum Corp. (a)(b)	606,558
14,600	Occidental Petroleum Corp. (a)(b)	1,041,856
10,500	Schlumberger, Ltd. (a)(b)	882,525
		5,351,177
Financials - 5.2%
11,600	Chubb, Ltd. (a)(b)	1,484,800
10,400	FNF Group (a)(b)	332,176
17,900	JPMorgan Chase & Co. (a)(b)	1,435,043
12,300	MetLife, Inc. (a)(b)	676,623
29,300	Wells Fargo & Co. (a)(b)	1,550,556
		5,479,198
Health Care - 7.6%
27,200	Abbott Laboratories (a)(b)	1,035,504
10,700	Amgen, Inc. (a)(b)	1,541,549
11,400	Cardinal Health, Inc. (a)(b)	809,514
11,100	Johnson & Johnson (a)(b)	1,235,430
17,525	Medtronic PLC (a)(b)	1,279,500
37,200	Pfizer, Inc. (a)(b)	1,195,608
6,200	UnitedHealth Group, Inc. (a)(b)	981,584
		8,078,689
Industrials - 5.5%
50,100	General Electric Co. (a)(b)	1,541,076
8,500	Honeywell International, Inc. (a)(b)	968,490
9,100	Raytheon Co. (a)(b)	1,360,814
8,700	The Boeing Co. (a)(b)	1,309,872
6,500	United Technologies Corp. (a)(b)	700,180
		5,880,432

Shares	Security Description	Value
Information Technology - 6.3%
13,600	Apple, Inc. (a)(b)	$1,503,072
35,200	Cisco Systems, Inc. (a)(b)	1,049,664
40,200	Intel Corp. (a)(b)	1,394,940
26,300	Microsoft Corp. (a)(b)	1,584,838
16,000	Oracle Corp. (a)(b)	643,040
7,400	QUALCOMM, Inc. (a)(b)	504,162
		6,679,716
Materials - 1.0%
18,900	The Dow Chemical Co. (a)(b)	1,053,108
Real Estate - 0.6%
21,900	Weyerhaeuser Co. REIT (a)(b)	675,177
Utilities - 1.5%
14,000	NextEra Energy, Inc. (a)(b)	1,599,220
Total Common Stock (Cost $50,035,747)	50,816,096
Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 19.3%
U.S. Treasury Securities - 19.3%
$2,550,000	U.S. Treasury Bill (c)	0.42%	12/08/16	2,549,926
2,550,000	U.S. Treasury Bill (c)	0.35	01/05/17	2,549,248
2,660,000	U.S. Treasury Bill (c)	0.53	02/02/17	2,658,056
2,580,000	U.S. Treasury Bill (c)	0.48	03/23/17	2,576,047
2,550,000	U.S. Treasury Bill (c)	0.46	04/06/17	2,545,471
2,550,000	U.S. Treasury Bill (c)	0.45	06/22/17	2,541,605
2,550,000	U.S. Treasury Bill (c)	0.56	08/17/17	2,538,352
2,590,000	U.S. Treasury Bill (c)	0.70	11/09/17	2,571,150
				20,529,855
Total U.S. Government & Agency Obligations (Cost $20,534,658)	20,529,855
Shares	Security Description	Value
Money Market Fund (d) - 33.9%
36,038,470	Fidelity Investments Money Market Government Portfolio – Class I, 0.27% (e) (Cost $36,038,470)	36,038,470
Total Investments - 101.0% (Cost $106,608,875)*	$107,384,421
Total Written Options - (1.3)% (Premiums Received $(1,172,118))*	(1,357,045)
Other Assets & Liabilities, Net – 0.3%	296,715
Net Assets – 100.0%	$106,324,091

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (1.3)%
Call Options Written - (1.0)%
(26)	Abbott Laboratories	$45.00	12/16	$(26)
(39)	Abbott Laboratories	43.00	12/16	(39)
(26)	Abbott Laboratories	41.00	12/16	(130)
(21)	Abbott Laboratories	41.00	01/17	(336)
(78)	Abbott Laboratories	42.00	01/17	(1,248)
(52)	Altria Group, Inc.	65.00	01/17	(4,420)
(22)	Amgen, Inc.	147.00	12/16	(1,936)
(16)	Amgen, Inc.	165.00	12/16	(32)
(18)	Amgen, Inc.	155.00	01/17	(2,196)
(18)	Apple, Inc.	115.00	12/16	(504)
(49)	Apple, Inc.	115.00	01/17	(3,234)
(21)	Apple, Inc.	115.00	01/17	(2,793)
(16)	Apple, Inc.	120.00	02/17	(2,072)
(21)	Cardinal Health, Inc.	80.00	12/16	(21)
(39)	Cardinal Health, Inc.	72.50	12/16	(2,808)
(18)	Chevron Corp.	110.00	12/16	(5,058)
(18)	Chevron Corp.	106.00	01/17	(12,600)
(44)	Chevron Corp.	110.00	01/17	(18,040)
(18)	Chevron Corp.	105.00	01/17	(14,220)
(16)	Chubb, Ltd.	130.00	12/16	(1,240)
(44)	Chubb, Ltd.	125.00	12/16	(16,060)
(26)	Chubb, Ltd.	130.00	01/17	(4,160)
(83)	Cisco Systems, Inc.	32.00	12/16	(83)
(41)	Comcast Corp., Class A	70.00	12/16	(3,813)
(68)	Comcast Corp., Class A	67.50	12/16	(17,102)
(18)	Comcast Corp., Class A	69.00	01/17	(3,222)
(26)	Comcast Corp., Class A	65.00	01/17	(13,260)
(21)	CVS Health Corp.	90.00	12/16	(21)
(18)	CVS Health Corp.	88.00	12/16	(18)
(42)	CVS Health Corp.	77.50	01/17	(5,880)
(21)	CVS Health Corp.	75.00	01/17	(6,342)
(20)	CVS Health Corp.	80.00	01/17	(1,860)
(32)	Diageo PLC, ADR	110.00	12/16	(32)
(18)	Diageo PLC, ADR	100.00	12/16	(4,500)
(21)	Diageo PLC, ADR	110.00	01/17	(840)
(44)	Diageo PLC, ADR	105.00	01/17	(5,830)
(39)	Exxon Mobil Corp.	88.50	12/16	(4,017)
(26)	Exxon Mobil Corp.	90.00	01/17	(2,886)
(26)	FNF Group	34.00	01/17	(650)
(26)	FNF Group	33.00	01/17	(1,235)
(52)	FNF Group	32.00	01/17	(4,550)
(117)	Ford Motor Co.	12.00	12/16	(1,170)
(52)	Ford Motor Co.	12.00	12/16	(1,144)
(52)	Ford Motor Co.	12.00	12/16	(1,352)
(52)	Ford Motor Co.	11.50	12/16	(3,120)
(60)	Ford Motor Co.	12.00	01/17	(1,800)
(104)	General Electric Co.	31.00	12/16	(3,172)
(52)	General Electric Co.	30.00	12/16	(4,992)
(52)	General Electric Co.	32.00	01/17	(1,300)
(52)	General Electric Co.	31.00	01/17	(2,964)
(18)	Honeywell International, Inc.	115.00	12/16	(2,340)
(21)	Honeywell International, Inc.	115.00	01/17	(4,977)
Contracts	Security Description	Strike Price	Exp. Date	Value
(18)	Honeywell International, Inc.	$110.00	01/17	$(10,080)
(39)	Intel Corp.	36.00	12/16	(78)
(78)	Intel Corp.	36.00	12/16	(936)
(31)	Intel Corp.	36.00	12/16	(589)
(91)	Intel Corp.	37.00	01/17	(1,820)
(42)	Johnson & Johnson	115.00	01/17	(3,402)
(26)	JPMorgan Chase & Co.	75.00	12/16	(14,040)
(78)	JPMorgan Chase & Co.	70.00	12/16	(79,950)
(21)	JPMorgan Chase & Co.	80.00	01/17	(5,187)
(38)	JPMorgan Chase & Co.	75.00	01/17	(22,420)
(172)	Kinder Morgan, Inc.	22.00	12/16	(11,954)
(154)	Kinder Morgan, Inc.	21.00	12/16	(21,483)
(39)	Kinder Morgan, Inc.	22.50	01/17	(3,783)
(26)	Marathon Petroleum Corp.	45.00	12/16	(7,410)
(26)	Marathon Petroleum Corp.	42.50	12/16	(11,570)
(38)	Marathon Petroleum Corp.	42.50	01/17	(20,900)
(39)	Marathon Petroleum Corp.	41.25	01/17	(25,155)
(18)	McDonald's Corp.	121.00	01/17	(2,178)
(21)	Medtronic PLC	90.00	12/16	(21)
(26)	Medtronic PLC	84.50	01/17	(26)
(26)	Medtronic PLC	84.00	01/17	(26)
(52)	Medtronic PLC	85.00	01/17	(52)
(24)	MetLife, Inc.	52.50	12/16	(6,864)
(73)	MetLife, Inc.	47.50	12/16	(54,932)
(24)	MetLife, Inc.	52.50	12/16	(7,560)
(36)	Microsoft Corp.	60.00	12/16	(3,924)
(41)	Microsoft Corp.	57.50	12/16	(12,341)
(75)	Microsoft Corp.	62.00	12/16	(3,075)
(31)	Microsoft Corp.	58.50	12/16	(7,192)
(80)	Microsoft Corp.	62.50	01/17	(5,680)
(39)	Mondelez International, Inc., Class A	46.00	12/16	(351)
(78)	Mondelez International, Inc., Class A	45.00	12/16	(858)
(52)	Mondelez International, Inc., Class A	46.00	01/17	(1,508)
(21)	NextEra Energy, Inc.	125.00	12/16	(21)
(26)	NextEra Energy, Inc.	120.00	12/16	(650)
(26)	NextEra Energy, Inc.	120.00	01/17	(3,120)
(47)	Occidental Petroleum Corp.	77.50	12/16	(423)
(38)	Occidental Petroleum Corp.	67.50	12/16	(15,960)
(39)	Oracle Corp.	40.00	12/16	(3,257)
(26)	Oracle Corp.	41.00	01/17	(1,937)
(26)	Oracle Corp.	40.00	01/17	(3,198)
(23)	PepsiCo, Inc.	110.00	12/16	(23)
(21)	PepsiCo, Inc.	105.00	01/17	(987)
(104)	Pfizer, Inc.	33.00	12/16	(1,716)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(39)	Pfizer, Inc.	$35.00	01/17	$(429)
(52)	Pfizer, Inc.	34.00	01/17	(1,092)
(7)	QUALCOMM, Inc.	65.00	12/16	(2,433)
(21)	QUALCOMM, Inc.	66.00	12/16	(6,058)
(26)	QUALCOMM, Inc.	65.00	01/17	(11,375)
(39)	Raytheon Co.	145.00	12/16	(20,475)
(21)	Raytheon Co.	140.00	12/16	(20,632)
(21)	Raytheon Co.	150.00	01/17	(6,562)
(18)	Schlumberger, Ltd.	83.00	12/16	(2,520)
(26)	Schlumberger, Ltd.	82.50	12/16	(5,941)
(21)	Schlumberger, Ltd.	84.50	12/16	(3,108)
(22)	Schlumberger, Ltd.	85.00	01/17	(4,807)
(18)	Target Corp.	80.00	12/16	(594)
(18)	Target Corp.	70.00	12/16	(13,140)
(39)	Target Corp.	74.00	12/16	(14,625)
(26)	Target Corp.	80.00	01/17	(2,587)
(55)	The Boeing Co.	140.00	12/16	(59,950)
(16)	The Boeing Co.	146.00	01/17	(9,920)
(16)	The Boeing Co.	155.00	01/17	(3,560)
(53)	The Dow Chemical Co.	55.00	12/16	(8,824)
(28)	The Dow Chemical Co.	50.00	12/16	(16,968)
(21)	The Dow Chemical Co.	55.50	01/17	(3,591)
(26)	The Dow Chemical Co.	55.00	01/17	(5,824)
(21)	The Home Depot, Inc.	130.00	12/16	(3,675)
(18)	The Home Depot, Inc.	125.00	12/16	(9,180)
(21)	The Home Depot, Inc.	129.00	01/17	(6,772)
(55)	The Home Depot, Inc.	130.00	01/17	(18,205)
(42)	The Procter & Gamble Co.	90.00	12/16	(42)
(26)	The Procter & Gamble Co.	85.00	01/17	(1,950)
(36)	The Walt Disney Co.	97.50	12/16	(7,524)
(21)	The Walt Disney Co.	95.00	12/16	(9,030)
(21)	The Walt Disney Co.	100.00	12/16	(1,691)
(18)	The Walt Disney Co.	97.50	01/17	(4,203)
(34)	The Walt Disney Co.	97.50	01/17	(9,554)
(24)	United Technologies Corp.	107.00	12/16	(4,992)
(23)	United Technologies Corp.	110.00	01/17	(3,347)
(18)	United Technologies Corp.	105.00	01/17	(7,866)
(46)	UnitedHealth Group, Inc.	155.00	01/17	(34,132)
(16)	UnitedHealth Group, Inc.	150.00	01/17	(17,760)
(52)	Verizon Communications, Inc.	50.00	12/16	(3,328)
(39)	Verizon Communications, Inc.	48.50	12/17	(6,942)
(39)	Verizon Communications, Inc.	51.50	01/17	(1,151)
Contracts	Security Description	Strike Price	Exp. Date	Value
(39)	Verizon Communications, Inc.	$51.50	01/17	$(1,482)
(26)	Verizon Communications, Inc.	49.00	01/17	(4,108)
(26)	Wells Fargo & Co.	50.00	12/16	(8,125)
(52)	Wells Fargo & Co.	47.00	12/16	(31,070)
(39)	Wells Fargo & Co.	54.00	12/16	(2,418)
(26)	Wells Fargo & Co.	55.00	01/17	(2,145)
(52)	Wells Fargo & Co.	50.00	01/17	(18,980)
(26)	Wells Fargo & Co.	43.00	01/17	(26,195)
(52)	Weyerhaeuser Co. REIT	30.50	12/16	(2,600)
(26)	Weyerhaeuser Co. REIT	32.00	12/16	(572)
(26)	Weyerhaeuser Co. REIT	31.00	12/16	(1,430)
(26)	Weyerhaeuser Co. REIT	33.00	01/17	(390)
(89)	Weyerhaeuser Co. REIT	32.00	01/17	(5,162)
Total Call Options Written (Premiums Received $(751,526))				(1,057,318)
Put Options Written - (0.3)%
(26)	Abbott Laboratories	39.00	12/16	(3,250)
(26)	Abbott Laboratories	38.00	12/16	(1,742)
(52)	Abbott Laboratories	37.00	12/16	(1,612)
(26)	Abbott Laboratories	38.00	01/17	(2,327)
(52)	Abbott Laboratories	36.00	01/17	(3,276)
(26)	Abbott Laboratories	35.00	01/17	(1,040)
(26)	Altria Group, Inc.	62.50	01/17	(2,171)
(16)	Amgen, Inc.	145.00	12/16	(4,960)
(18)	Amgen, Inc.	130.00	12/16	(234)
(17)	Amgen, Inc.	145.00	01/17	(6,715)
(18)	Amgen, Inc.	150.00	01/17	(14,580)
(18)	Apple, Inc.	110.00	12/16	(2,466)
(18)	Apple, Inc.	105.00	01/17	(1,062)
(21)	Apple, Inc.	105.00	01/17	(2,415)
(21)	Apple, Inc.	95.00	01/17	(504)
(16)	Apple, Inc.	97.50	02/17	(1,648)
(52)	Bank of America Corp.	15.50	12/16	(52)
(154)	Bank of America Corp.	15.00	12/16	(154)
(104)	Bank of America Corp.	18.00	01/17	(1,144)
(39)	Bank of America Corp.	15.00	01/17	(117)
(19)	Cardinal Health, Inc.	72.50	12/16	(3,990)
(63)	Cardinal Health, Inc.	70.00	12/16	(6,300)
(18)	Chevron Corp.	95.00	12/16	(36)
(18)	Chevron Corp.	102.00	01/17	(567)
(39)	Chevron Corp.	100.00	01/17	(1,950)
(16)	Chubb, Ltd.	120.00	12/16	(400)
(26)	Chubb, Ltd.	115.00	12/16	(26)
(26)	Chubb, Ltd.	120.00	01/17	(2,470)
(26)	Cisco Systems, Inc.	29.00	12/16	(338)
(31)	Cisco Systems, Inc.	28.00	12/16	(155)
(21)	Cisco Systems, Inc.	27.00	01/17	(273)
(18)	Comcast Corp., Class A	62.50	12/16	(135)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(18)	Comcast Corp., Class A	$60.00	12/16	$(81)
(26)	Comcast Corp., Class A	65.00	12/16	(637)
(26)	Comcast Corp., Class A	65.00	01/17	(988)
(26)	Comcast Corp., Class A	57.50	01/17	(403)
(10)	Costco Wholesale Corp.	130.00	12/16	(70)
(3)	CVS Health Corp.	86.00	12/16	(2,835)
(12)	CVS Health Corp.	83.50	12/16	(8,100)
(16)	CVS Health Corp.	77.50	01/17	(4,272)
(16)	Diageo PLC, ADR	105.00	12/16	(6,320)
(36)	Diageo PLC, ADR	100.00	12/16	(3,600)
(18)	Diageo PLC, ADR	100.00	01/17	(3,870)
(18)	Exxon Mobil Corp.	82.50	12/16	(360)
(26)	Exxon Mobil Corp.	82.00	12/16	(754)
(26)	Exxon Mobil Corp.	82.50	01/17	(2,054)
(26)	FNF Group	30.00	01/17	(1,040)
(167)	General Electric Co.	28.00	12/16	(668)
(16)	Honeywell International, Inc.	110.00	12/16	(912)
(18)	Honeywell International, Inc.	105.00	12/16	(252)
(16)	Honeywell International, Inc.	105.00	01/17	(1,072)
(39)	Intel Corp.	33.50	12/16	(39)
(78)	Intel Corp.	33.00	12/16	(858)
(39)	Intel Corp.	33.00	12/16	(624)
(39)	Intel Corp.	32.00	01/17	(936)
(26)	Intel Corp.	31.00	01/17	(364)
(16)	Johnson & Johnson	110.00	12/16	(1,152)
(18)	Johnson & Johnson	110.00	01/17	(2,925)
(21)	JPMorgan Chase & Co.	72.50	12/16	(168)
(91)	JPMorgan Chase & Co.	65.00	12/16	(91)
(21)	JPMorgan Chase & Co.	70.00	01/17	(672)
(39)	Kinder Morgan, Inc.	20.00	12/16	(312)
(104)	Kinder Morgan, Inc.	19.00	12/16	(416)
(52)	Kinder Morgan, Inc.	17.00	12/16	(52)
(39)	Kinder Morgan, Inc.	17.50	01/17	(390)
(104)	Kinder Morgan, Inc.	16.00	01/17	(676)
(26)	Marathon Petroleum Corp.	40.00	12/16	(390)
(26)	Marathon Petroleum Corp.	38.00	01/17	(26)
(18)	McDonald's Corp.	105.00	12/16	(108)
(18)	McDonald's Corp.	115.00	01/17	(2,106)
(18)	Medtronic PLC	82.50	12/16	(17,100)
(42)	Medtronic PLC	80.00	12/16	(31,878)
(26)	Medtronic PLC	80.00	12/16	(18,200)
(21)	Medtronic PLC	75.00	12/16	(5,806)
(26)	Medtronic PLC	75.00	01/17	(8,840)
(26)	MetLife, Inc.	50.00	12/16	(234)
(39)	MetLife, Inc.	42.50	12/16	(39)
(26)	MetLife, Inc.	50.00	01/17	(598)
(26)	Microsoft Corp.	57.50	12/16	(442)
(26)	Microsoft Corp.	56.50	12/16	(468)
Contracts	Security Description	Strike Price	Exp. Date	Value
(26)	Microsoft Corp.	$57.50	01/17	$(988)
(52)	Microsoft Corp.	57.50	01/17	(3,432)
(26)	Mondelez International, Inc., Class A	41.00	12/16	(2,054)
(39)	Mondelez International, Inc., Class A	39.00	12/16	(995)
(16)	Mondelez International, Inc., Class A	36.00	12/16	(112)
(38)	Mondelez International, Inc., Class A	39.50	01/17	(2,432)
(52)	Mondelez International, Inc., Class A	38.00	01/17	(3,224)
(44)	NextEra Energy, Inc.	115.00	12/16	(10,120)
(18)	NextEra Energy, Inc.	110.00	01/17	(3,456)
(18)	NextEra Energy, Inc.	97.50	01/17	(594)
(18)	Occidental Petroleum Corp.	70.00	12/16	(2,178)
(18)	Occidental Petroleum Corp.	67.50	12/16	(936)
(26)	Occidental Petroleum Corp.	62.00	12/16	(338)
(39)	Occidental Petroleum Corp.	65.00	01/17	(1,677)
(26)	Oracle Corp.	37.50	01/17	(715)
(26)	Oracle Corp.	37.00	01/17	(858)
(34)	PepsiCo, Inc.	100.00	12/16	(3,842)
(18)	PepsiCo, Inc.	97.50	12/16	(747)
(21)	PepsiCo, Inc.	95.00	01/17	(1,428)
(90)	Pfizer, Inc.	32.00	12/16	(3,510)
(26)	Pfizer, Inc.	30.00	12/16	(156)
(103)	Pfizer, Inc.	30.50	01/17	(1,699)
(78)	Pfizer, Inc.	30.00	01/17	(1,716)
(39)	QUALCOMM, Inc.	62.50	12/16	(585)
(21)	QUALCOMM, Inc.	60.00	12/16	(126)
(26)	QUALCOMM, Inc.	57.50	12/16	(78)
(44)	QUALCOMM, Inc.	60.00	01/17	(1,760)
(26)	Raytheon Co.	130.00	12/16	(260)
(58)	Raytheon Co.	135.00	01/17	(3,712)
(18)	Schlumberger, Ltd.	76.00	12/16	(18)
(21)	Schlumberger, Ltd.	76.00	12/16	(525)
(22)	Schlumberger, Ltd.	70.00	01/17	(506)
(21)	SPDR S&P 500 ETF Trust	202.00	12/16	(315)
(37)	SPDR S&P 500 ETF Trust	200.00	12/16	(444)
(21)	SPDR S&P 500 ETF Trust	202.00	01/17	(672)
(39)	SPDR S&P 500 ETF Trust	200.00	01/16	(1,034)
(39)	SPDR S&P 500 ETF Trust	203.00	01/16	(3,003)
(26)	SPDR S&P 500 ETF Trust	199.00	01/16	(1,430)
(21)	SPDR S&P 500 ETF Trust	196.00	01/16	(903)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(26)	SPDR S&P 500 ETF Trust	$203.00	02/17	$(4,225)
(26)	Target Corp.	62.50	12/16	(26)
(21)	Target Corp.	72.50	01/17	(756)
(26)	Target Corp.	70.00	01/17	(1,040)
(18)	The Boeing Co.	135.00	12/16	(270)
(21)	The Boeing Co.	125.00	12/16	(168)
(21)	The Boeing Co.	135.00	01/17	(1,376)
(68)	The Dow Chemical Co.	50.00	12/16	(918)
(26)	The Dow Chemical Co.	46.00	12/16	(26)
(26)	The Dow Chemical Co.	48.00	01/17	(1,118)
(16)	The Dow Chemical Co.	46.00	01/17	(320)
(16)	The Home Depot, Inc.	113.00	12/16	(16)
(32)	The Home Depot, Inc.	120.00	12/16	(672)
(21)	The Home Depot, Inc.	115.00	01/17	(987)
(16)	The Home Depot, Inc.	105.00	01/17	(320)
(21)	The Procter & Gamble Co.	80.00	12/16	(672)
(62)	The Procter & Gamble Co.	80.00	01/17	(3,596)
(16)	The Procter & Gamble Co.	77.50	01/17	(960)
(37)	The Walt Disney Co.	87.50	12/16	(74)
(18)	The Walt Disney Co.	85.00	12/16	(18)
(26)	The Walt Disney Co.	95.00	01/17	(1,534)
(16)	The Walt Disney Co.	82.50	01/17	(208)
(18)	United Technologies Corp.	92.50	12/16	(18)
(36)	United Technologies Corp.	100.00	01/17	(2,124)
(34)	UnitedHealth Group, Inc.	135.00	12/16	(442)
(21)	UnitedHealth Group, Inc.	140.00	01/17	(2,163)
(37)	Verizon Communications, Inc.	48.00	12/16	(629)
(52)	Verizon Communications, Inc.	46.00	12/16	(364)
(26)	Verizon Communications, Inc.	47.50	12/16	(494)
(26)	Verizon Communications, Inc.	43.00	01/17	(364)
(26)	Wells Fargo & Co.	42.00	12/16	(26)
(26)	Wells Fargo & Co.	39.00	12/16	(26)
(26)	Wells Fargo & Co.	48.00	12/16	(273)
(52)	Wells Fargo & Co.	48.00	01/17	(1,768)
(39)	Wells Fargo & Co.	47.00	01/17	(975)
(26)	Wells Fargo & Co.	46.00	01/17	(520)
Contracts	Security Description	Strike Price	Exp. Date	Value
(52)	Weyerhaeuser Co. REIT	$28.00	12/16	$(910)
(26)	Weyerhaeuser Co. REIT	29.00	01/17	(910)
(26)	Weyerhaeuser Co. REIT	29.00	01/17	(1,300)
(39)	Weyerhaeuser Co. REIT	28.00	01/17	(1,365)
(26)	Weyerhaeuser Co. REIT	25.00	01/17	(455)
(26)	Xilinx, Inc.	45.00	12/16	(26)
(26)	Xilinx, Inc.	45.00	01/17	(390)
Total Put Options Written (Premiums Received $(420,592))				(299,727)
Total Written Options - (1.3)% (Premiums Received $(1,172,118))	$(1,357,045)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2016

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Variable rate security. Rate presented is as of November 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,920,758
Gross Unrealized Depreciation	(2,330,139)
Net Unrealized Appreciation	$590,619

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2016.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,372,250	$-	$-	$1,372,250
Consumer Discretionary	7,190,629	-	-	7,190,629
Consumer Staples	7,456,500	-	-	7,456,500
Energy	5,351,177	-	-	5,351,177
Financials	5,479,198	-	-	5,479,198
Health Care	8,078,689	-	-	8,078,689
Industrials	5,880,432	-	-	5,880,432
Information Technology	6,679,716	-	-	6,679,716
Materials	1,053,108	-	-	1,053,108
Real Estate	675,177	-	-	675,177
Utilities	1,599,220	-	-	1,599,220
U.S. Government & Agency Obligations	-	20,529,855	-	20,529,855
Money Market Fund	-	36,038,470	-	36,038,470
Total Investments At Value	$50,816,096	$56,568,325	$-	$107,384,421
Total Assets	$50,816,096	$56,568,325	$-	$107,384,421

Liabilities
Other Financial Instruments**
Written Options	(458,432)	(898,622)	-	(1,357,054)
Total Liabilities	$(458,432)	$(898,622)	$-	$(1,357,054)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 22, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	Decemebr 22, 2016